Market Risk Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Summary of Market Risk Benefit Activity
The net balance of market risk benefit asset and liabilities of and changes in guaranteed minimum withdrawal benefits associated with annuity contracts follow.

AS AT AND FOR THE YEAR ENDED DEC 31, 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Beginning balance before effect of changes in the instrument-specific credit risk	$—	$68	$68
Effect of changes in the beginning instrument-specific credit risk	44	(1)	43
Attributed fees collected	5	23	28
Interest accrual	2	1	3
Adjustment from deterministic to stochastic	12	3	15
Effect of experience variance	(4)	(2)	(6)
Effect of changes in financial assumptions	(119)	(75)	(194)
Effect of changes in the ending instrument-specific credit risk	(70)	28	(42)
Issuance and other	174	25	199
Ending balance, net	44	70	114
Reinsurance recoverable, end of year	—	—	—
Balance, end of year, net of reinsurance	$44	$70	$114
Net amount at risk	$453	$597
Weighted-average attained age of contract holders amounted	64	66

AS AT AND FOR THE YEAR ENDED DEC 31, 2021 US$ MILLIONS	Reinsurance	Total
Beginning balance before effect of changes in the instrument-specific credit risk	$54	$54
Attributed fees collected	5	5
Adjustment from deterministic to stochastic	(6)	(6)
Effect of experience variance	12	12
Effect of changes in financial assumptions	1	1
Effect of changes in the ending instrument-specific credit risk	1	1
Issuance	1	1
Ending balance, net	68	68
Reinsurance recoverable, end of year	—	—
Balance, end of year, net of reinsurance	$68	$68
Net amount at risk	$328
Weighted-average attained age of contract holders amounted	66
The reconciliation of market risk benefits by amounts in an asset position and in a liability position to the market risk benefits amount in the statements of financial position follows.

AS AT DEC.31 US$ MILLIONS	2022			2021
	Asset	Liability	Net	Asset	Liability	Net
Direct insurance	$10	$54	$44	$—	$—	$—
Reinsurance	—	70	70	—	68	68
Total	$10	$124	$114	$—	$68	$68